[GRAPHICS OMITTED]

NORTHWEST AIRLINES
WORLDPREKS
INVESTORMILES

                                   SEMIANNUAL
                                     REPORT

                                  JUNE 30, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                    (BULLET)

                                 WARBURG PINCUS
                     WORLDPERKS TAX FREE MONEY MARKET FUND

                              [GRAPHICS OMITTED]

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor to the Funds, is located at 466 Lexington Avenue, New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.


[GRAPHICS OMITTED]

WARBURG PINCUS FUNDS
PART OF CREDIT SUISSE ASSET MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT A FUND CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  August 4, 2000
Dear Shareholder:

   Economic indicators generally exhibited strength during the first half of the year, with the unemployment rate falling to its lowest level in over 30 years in the second quarter. While the level of domestic economic growth slowed in comparison to the spectacular pace exhibited at the end of 1999, it remained relatively robust during the semi-annual period. Despite gains in productivity, concern that imbalances between supply and demand would ignite inflation prompted the Federal Reserve to resume the tightening of monetary policy that had been placed on hold prior to the Y2K changeover. During the first half of the year, the federal funds rate was increased 25 basis points in both February and March and 50 basis points in May. While rates were left unchanged at the June Federal Open Market Committee meeting, the Fed may still tighten monetary policy later in the year due to concern that economic activity has not moderated sufficiently to prevent inflation.

   The annualized yield for Warburg Pincus WorldPerks Money Market Fund (the "Fund") for the seven-day period ended June 30, 2000 was 5.95%. Net assets rose 16% since December 31, 1999 and totaled $23.4 million at the end of June. Given expectations of higher rates, a relatively short average weighted maturity was maintained for most of the period. In June, however, the average weighted maturity was increased based on the outlook that the Federal Reserve would be on hold in the near term, and ended the period at 40 days.

   The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo                              BlackRock Institutional
President                                        Management Corporation
Warburg Pincus Funds                             Sub-Investment Adviser

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                  August 4, 2000
Dear Shareholder:

   For the six-month period ended June 30, 2000, favorable economic conditions continued to promote a robust business expansion and unprecedented labor growth. Measures of inflation, at the producer and consumer level, were consistently within acceptable ranges as established by the Federal Reserve. Also, with the unemployment rate reporting an all-time low of 3.9% and consumer confidence reaching an all-time high of 144.7%, economic prosperity seemed endless. However, citing continued demand and the potential for inflationary imbalances, the Federal Open Market Committee implemented three successive increases in short-term interest rates beginning in February and ending in May.

   In the municipal money markets, both the first and second quarters experienced exceptional cash volatility and fluctuating interest rates. Notwithstanding seasonal patterns, such as January coupon money, Federal income tax period and maturing June 30 fiscal debt, a steepening yield curve did provide investment opportunities which offered incremental yield versus overnight investments. Various trades were made in the portfolio utilizing fixed coupon securities in the 3 to 9 month area of the yield curve, however, liquidity levels in the Fund were positioned to maximize any future increases in short-term interest rates.

   On June 30, 2000, the Fund's average weighted maturity was 40 days and the 30-day annualized yield was 3.45% without waivers and reimbursements. We appreciate your continued support and investment in the Fund.


Eugene L. Podsiadlo                                  BlackRock Institutional
President                                            Management Corporation
Warburg Pincus Funds                                 Sub-Investment Adviser

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        RATINGS(1)
       PAR                                             (S&P/MOODY'S)      MATURITY      RATE%      VALUE
       ---                                             -------------      --------      -----      -----
CERTIFICATES OF DEPOSIT (2.1%)
DOMESTIC CERTIFICATES OF DEPOSIT (2.1%)
 $  500,000    Wilmington Trust Co.                      (A-1, P-1)       09/22/00      6.720   $   500,000
                                                                                                -----------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $500,000)                                                                    500,000
                                                                                                -----------
MEDIUM TERM NOTES (4.3%)
  1,000,000    Goldman Sachs Group, Inc.                 (A-1+, P-1)      09/12/00      6.810     1,000,000
                                                                                                -----------
COMMERCIAL PAPER (79.7%)
ASSET BACKED SECURITIES (18.5%)
  1,000,000    Beta Finance, Inc.                        (A-1+, P-1)      09/11/00      6.650      987,069
    500,000    Cxc, Inc.                                 (A-1+, P-1)      08/22/00      6.650      495,382
    300,000    Dorada Finance, Inc.                      (A-1+, P-1)      08/17/00      6.700      297,488
    500,000    Emerald Certificates Program              (A-1+, P-1)      07/10/00      6.610      499,357
    400,000    Links Finance Llc.                        (A-1+, P-1)      07/28/00      6.750      398,125
    700,000    Moriarty, Ltd.                            (A-1+, P-1)      09/05/00      6.700      691,662
    600,000    Sigma Finance, Inc.                       (A-1+, P-1)      12/15/00      6.670      581,657
    400,000    Variable Funding Capital                  (A-1, P-1)       08/17/00      6.650      396,675
                                                                                                -----------
                                                                                                 4,347,415
                                                                                                -----------
BANKS & SAVINGS & LOANS (1.3%)
    300,000    Bayerische Landesbank Girozentrale        (A-1+, P-1)      07/28/00      6.585       299,904
                                                                                                -----------
FINANCIAL (3.0%)
    700,000    Bear Stearns Co., Inc.                    (A-1, P-1)       07/13/00      6.130       698,808
                                                                                                -----------
FINANCIAL SERVICES (7.0%)
    350,000    American Express Centurion Bank           (Aa1, NR)        07/03/00      6.670       350,000
    300,000    Bank of America Na                        (Aa1, NR)        07/03/00      6.670       300,000
    500,000    CIT Group, Inc.                           (A-1, P-1)       07/03/00      6.670       499,717
    500,000    Sigma Finance, Inc.                       (A-1+, P-1)      07/12/00      6.170       499,229
                                                                                                -----------
                                                                                                  1,648,946
                                                                                                -----------
LAWN & GARDEN TRACTORS, HOME LAWN & GARDEN EQUIPMENT (3.8%)
    300,000    Moriarty, LLC                             (A-1+, P-1)      07/06/00      6.150       299,846
    600,000    Santander Finance de, Inc.                (A-1, P-1)       07/31/00      6.160       597,125
                                                                                                -----------
                                                                                                    896,971
                                                                                                -----------
MISC INDUSTR & COMMERCIAL MACHINERY & EQUIPMENT (3.8%)
    600,000    Invensys                                  (A-1, P-1)       08/14/00      6.630       595,363
    300,000    Invensys                                  (A-1, P-1)       08/17/00      6.650       297,506
                                                                                                -----------
                                                                                                    892,869
                                                                                                -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        RATINGS(1)
       PAR                                             (S&P/MOODY'S)      MATURITY      RATE%      VALUE
       ---                                             -------------      --------      -----      -----
NATURAL GAS TRANSMISSION & DISTRIBUTION (8.5%)
$  400,000     Consolidated Natural Gas Co.              (NR, P-1)        07/05/00      6.400   $   399,858
    500,000    Consolidated Natural Gas Co.              (NR, P-1)        07/19/00      6.630       498,527
  1,100,000    Duke Capital Corp.                        (A-1, NR)        07/05/00      7.000     1,099,572
                                                                                                -----------
                                                                                                  1,997,957
                                                                                                -----------
NEWSPAPER: PUBLISHING OR PUBLISHING & PRINTING (3.0%)
    700,000    Knight-Ridder, Inc.                       (A-1, P-1)       07/10/00      6.480       699,118
                                                                                                -----------
OIL (7.1%)
    700,000    Forrestal Funding Master Trust            (A-1+, P-1)      07/03/00      6.350       700,000
    500,000    HSBC USA, Inc.                            (A-1, P-1)       03/09/01      6.671       476,929
    500,000    Nationwide Building Society               (A-1, P-1)       08/15/00      6.650       496,028
                                                                                                -----------
                                                                                                  1,672,957
                                                                                                -----------
PERSONAL CREDIT INSTITUTIONS (1.4%)
    325,000    Countrywide Funding Corp.                 (A-1, NR)        07/03/00      7.300       325,000
                                                                                                -----------
PETROLEUM REFINING (2.1%)
    500,000    Repsol International Finance BV           (NR, P-1)        07/12/00      6.620       499,172
                                                                                                -----------
SECURITY BROKERS, DEALERS & FLOTATION COS. (10.8%)
    250,000    Bear Stearns Companies, Inc.              (A-1, P-1)       07/10/00      6.510       249,684
    500,000    Donaldson, Lufkin & Jenrette, Inc.        (A-1, P-1)       08/02/00      6.640       497,233
    500,000    Lehman Brothers Holdings, Inc             (A-1, NR)        12/11/00      6.750       484,906
    300,000    Merrill Lynch & Co., Inc.                 (A-1+, P-1)      07/13/00      6.500       299,458
    500,000    Salomon Smith Barney Holdings, Inc.       (A-1, P-1)       07/10/00      6.500       499,368
    500,000    Solomon Smith Barney Holdings, Inc.       (A-1, P-1)       09/07/00      6.590       493,959
                                                                                                -----------
                                                                                                  2,524,608
                                                                                                -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (7.6%)
    400,000    CIT Group Holdings, Inc.                  (A-1, P-1)       07/10/00      6.430       399,500
    700,000    General Electric Capital                  (A-1+, P-1)      07/06/00      6.580       699,616
    300,000    General Electric Capital International    (A-1+, P-1)      09/11/00      6.610       296,144
    400,000    Heller Financial, Inc.                    (NR, NR)         09/13/00      6.660       394,672
                                                                                                -----------
                                                                                                  1,789,932
                                                                                                -----------
TELEPHONE COMMUNICATIONS (1.7%)
    400,000    SBC Communications                        (A-1+, P-1)      07/12/00      6.510       399,349
                                                                                                -----------
               TOTAL COMMERCIAL PAPER
                (Cost $18,618,693,006)                                                           18,693,006
                                                                                                -----------

                See Accompanying Notes to Financial Statements.
                                        4

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        RATINGS(1)
       PAR                                             (S&P/MOODY'S)      MATURITY      RATE%      VALUE
       ---                                             -------------      --------      -----      -----
VARIABLE RATE DEMAND NOTES (13.9%)
VARIABLE RATE DEMAND NOTES (13.9%)
   $200,000    American Honda Finance Corp.             (A-1, P-1)        07/18/00      6.271      $199,989
    300,000    American Honda Finance Corp.             (A-1, P-1)        08/04/00      6.549       299,987
    500,000    Caterpillar Financial Services Corp.     (NR, NR)          07/10/00      6.321       500,025
    500,000    First Union National Bank                (A-1, P-1)        07/18/00      6.649       500,000
    500,000    General Motors Acceptance Corp.          (A-1, P-1)        07/20/00      6.253       499,985
    350,000    SMM Trust 2000-B                         (A-1+, P-1)       07/13/00      6.661       350,000
    400,000    Textron Financial                        (NR, NR)          08/02/00      6.411       400,000
    500,000    Westdeutsche Landesbank Finance U.       (Aa1, NR)         07/25/00      6.571       499,840
                                                                                                -----------
                                                                                                  3,249,826
                                                                                                -----------
               TOTAL VARIABLE RATE DEMAND NOTES
                 (Cost $3,249,826)                                                                3,249,826
                                                                                                -----------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $23,442,832(2))                                         23,442,832
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                          4,168
                                                                                                -----------
NET ASSETS (100.0%)                                                                             $23,447,000
                                                                                                ===========
                     Average Weighted Maturity -- 40.36 days

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

--------------------------------------------------------------------------------
(1) Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2)  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       RATINGS(1)
     PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)         VALUE
     ---                                                             -------------      --------      -----            -----
MUNICIPAL OBLIGATIONS (101.3%)
ALABAMA (1.6%)
   $200,000    Columbia Alabama Industrial Development Board
                 Pollution Control Revenue Bond (Alabama Power
                 Project), Series A                                    (A-1, NR)        07/01/00        4.550        $   200,000
                                                                                                                     -----------
FLORIDA (11.2%)
    400,000    Jacksonville Florida Tax Exempt Commercial Paper        (A-1, P-1)       07/14/00        4.000            400,000
    500,000    Putnam County Development Authority Pollution
                 Control Revenue Bond (National Rural Utilities
                 Co-op Seminole Electric Project), Series 1984H3       (A-1+, P-1)      09/15/00        4.050            500,000
    500,000    St. Lucie County Florida Pollution Control Tax
                 Exempt Commercial Paper                              (A-1+, VMIG-1)    08/10/00        4.050            500,000
                                                                                                                     -----------
                                                                                                                       1,400,000
                                                                                                                     -----------
GEORGIA (4.0%)
    500,000    Burke County Development Authority Pollution
                 Control Revenue Bond (Oglethorpe Power
                 Corp. Project), Series 1994A (FGIC
                 Insurance LOC)                                      (A-1+, VMIG-1)     07/07/00        4.800            500,000
                                                                                                                     -----------
LLINOIS (4.0%)
    500,000    City of Chicago General Obligation Bond, Series B     (A-1+, VMIG-1)     07/05/00        4.700            500,000
                                                                                                                     -----------
INDIANA (4.0%)
    500,000    Sullivan Industrial Pollution Control Revenue Bond      (A-1, P-1)       07/21/00        4.000            500,000
                                                                                                                     -----------
IOWA (4.0%)
    500,000    Iowa Finance Authority Solid Waste Disposal
                 Revenue Bond (Cedar River Paper Co. Project)
                 (Bank of Nova Scotia LOC)                             (A-1+, P-1)      07/01/00        4.650            500,000
                                                                                                                     -----------
KANSAS (0.8%)
    100,000    Kansas City MO Research Health B of A Hospital
                 Refunding and Improvement Revenue Bond
                 (MBIA Insurance LOC)                                 A-1, VMIG-1)      07/01/00        4.750            100,000
                                                                                                                     -----------
KENTUCKY (4.4%)
    250,000    Owensboro-Daviess Cnty, Ky Regional Water
                 Resource Agency Wastewater Revenue Bond
                 Anticipation Note                                     (SP-1, NR)       09/01/00        4.400            250,204
    300,000    Kentucky Interlocal School Transportation
                 Association Tax and Revenue Anticipation Note         (SP-1+, NR)      06/29/01        5.000            301,704
                                                                                                                     -----------
                                                                                                                         551,908
                                                                                                                     -----------
LOUISIANA (3.2%)
    400,000    Louisiana Public  Facilities  Authority,
                 Hospital Revenue, Willis-Knighton  Medical
                 Center (AMBAC Insured) (final maturity 9/1/27)      (A-1+, VMIG-1)     07/07/00        5.000            400,000
                                                                                                                     -----------
                 See Accompanying Notes to Financial Statements.

                                        6


WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                       RATINGS(1)
     PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)         VALUE
     ---                                                             -------------      --------      -----            -----
MISSOURI (7.2%)
 $  400,000    Maries County IDA Solid Waste Management
                 Revenue Bond (Kingsford Products Company
                 Project) (Clorox Company Incorporated
                 Guarantee)                                            (A-1, NR)        07/07/00        5.000        $   400,000
    500,000    Missouri Environmental Improvement and Energy
                 Resource Authority Revenue Bond (Monsanto Co.
                 Project), Series 1988                                 (NR, P-1)        07/01/00        4.650            500,000
                                                                                                                     -----------
                                                                                                                         900,000
                                                                                                                      -----------
NEW JERSEY (0.8%)
    100,000    New Jersey Sports & Exhibition Authority,
                 Series 1992C DN (Barclays Bank LOC)                 (A-1, VMIG-1)      07/07/00        4.350            100,000
                                                                                                                     -----------
NORTH CAROLINA (8.0%)
    500,000    Charlotte Airport Refunding Revenue Bond,
                 Series 1997A (MBIA Insurance LOC)                   (A-1+, VMIG-1)     07/07/00        4.750            500,000
    500,000    Mecklenburg County General Obligation Bond,
                 Series 1996B                                        (A-1+, VMIG-1)     07/07/00        4.650            500,000
                                                                                                                     -----------
                                                                                                                       1,000,000
                                                                                                                     -----------
OHIO (16.7%)
    375,000    Allen County Bond Anticipation Note                      (NR, NR)        09/14/00        4.730            375,398
    300,000    Lima City School District Bond Anticipation Note       (NR, MIG-1)       07/26/00        4.550            300,095
    200,000    Mansfield City School District Bond Anticipation Note    (NR, NR)        07/18/00        4.550            200,045
    200,000    North Royalton Ohio Bond Anticipation Note               (NR, NR)        09/21/00        3.950            200,065
    500,000    Ohio Air Quality Development Authority Pollution
                 Control Revenue Bond (JMG Funding, Ltd.
                 Partnership Project), Series 1995B
                 (Society General LOC)                                 (A-1+, NR)       07/07/00        4.800            500,000
    500,000    Lake County Ohio Bond Anticipation Notes,
                 Series 2000                                            (NR, NR)        03/15/01        5.125            501,445
                                                                                                                     -----------
                                                                                                                       2,077,048
                                                                                                                     -----------
PENNSYLVANIA (11.2%)
    100,000    Pennsylvania Higher Education Assistance Agency
                 Student Loan Revenue Bond, Series 1988A
                 (Sallie Mae LOC)                                    (A-1+, VMIG-1)     07/07/00        5.050            100,000
    500,000    Pennsylvania Higher Education Facilities Authority
                 Revenue Bond (University of Pennsylvania
                 Health Services Project), Series B                  (A-1+, VMIG-1)     07/01/00        4.550            500,000
    500,000    Pennsylvania Higher Education Facilities Authority
                 Revenue Bond (University of Pennsylvania
                 Project), Series 1994B                              (A-1+, VMIG-1)     07/07/00        4.800            500,000
    300,000    Sayre County Health Care Facilities Authority
                 Revenue Bond (VHA Capital Financing
                 Project), Series 1985L (AMBAC Insurance)              (A-1+, NR)       07/07/00        4.800            300,000
                                                                                                                     -----------
                                                                                                                       1,400,000
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.
                                        7


WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--JUNE 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                       RATINGS(1)
     PAR                                                             (S&P/MOODY'S)      MATURITY      RATE%(2)         VALUE
     ---                                                             -------------      --------      -----            -----
 $  500,000    Rhode Island State and Providence Plan General
                 Obligation Bond (Landesbank Hessen-Thuringen
                 LOC)                                                (A-1, VMIG-1)      07/05/00        4.650        $   500,000
                                                                                                                     -----------
TEXAS (6.4%)
    400,000    Harris County Texas Shell Oil Project Industrial
                 Development Corp.                                   (A-1+, VMIG-1)     10/11/00        4.200            400,000
    400,000    Texas State Tax and Revenue Anticipation Note         (SP-1+, MIG-1)     08/31/00        4.500            400,291
                                                                                                                     -----------
                                                                                                                         800,291
                                                                                                                     -----------
VIRGINIA (5.5%)
    485,000    Alexandria IDA Revenue Bond (Super & Curr
                 Project) Series 1997 (First Union National
                 Bank of North Carolina LOC)                           (A-1, NR)        07/07/00        4.750            485,000
    200,000    Peninsula Port Authority of Virginia Coal
                 Terminal Revenue Bond (Dominion Terminal
                 Associates Project) Series 1987D
                 (Barclays Bank LOC)                                   (NR, P-1)        07/01/00        4.600            200,000
                                                                                                                     -----------
                                                                                                                         685,000
                                                                                                                     -----------
WEST VIRGINIA (4.0%)
    500,000    Marion County, West Virginia Solid Waste Disposal
                 Facilities Revenue Bond (Grant Town Project)
                 Series D (National Westminster Bank PLC LOC)      (A-1+, VMIG-1)       07/07/00        4.700            500,000
                                                                                                                     -----------
               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $12,614,247)                                                                                   12,614,247
                                                                                                                     -----------
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $12,614,247(3))                                                             12,614,247
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                                                           (158,831)
                                                                                                                     -----------
NET ASSETS (100.0%)                                                                                                  $12,455,416
                                                                                                                     ===========
                     Average Weighted Maturity -- 39.25 days

                            INVESTMENT ABBREVIATIONS
                     DN  = Demand Note
                     IDA = Industrial Developement Agency
                     LOC = Letter of Credit
                     NR  = Not Rated


--------------------------------------------------------------------------------

(1) Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2) The interest rate shown is the rate as of June 30, 2000 and the maturity date is the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(3) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

ND
WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLD PERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                             WORLDPERKS      WORLDPERKS TAX FREE
                                                          MONEY MARKET FUND    MONEY MARKET FUND
                                                          -----------------  -------------------
ASSETS
  Investment at value (Cost $23,442,832 and
    $12,614,247, respectively)                               $23,442,832         $12,614,247
                                                             -----------         -----------
Cash                                                               4,980              41,236
  Interest receivable                                             32,091             104,943
  Prepaid expenses and other assets                                3,084               1,743
                                                             -----------         -----------
TOTAL ASSETS                                                  23,482,987          12,762,169
                                                             -----------         -----------
LIABILITIES
  Dividend payable                                                 4,307                 659
  Accrued expenses payable                                        31,680               4,390
  Payable for investment purchases                                     0             301,704
                                                             -----------         -----------
TOTAL LIABILITIES                                                 35,987             306,753
                                                             -----------         -----------
NET ASSETS
Net assets consist of:
  Capital stock, .001 par value                                   23,447              12,456
  Additional paid in capital                                  23,424,468          12,442,960
  Accumulated net realized loss from security transactions          (915)                  0
                                                             -----------         -----------
Net Assets                                                   $23,447,000         $12,455,416
                                                             ===========         ===========
Shares outstanding                                            23,447,915          12,455,416
                                                             -----------         -----------
Net Asset Value, offering and redemption price per share           $1.00               $1.00
                                                                   =====               =====

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLD PERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        WORLDPERKS       WORLDPERKS TAX FREE
                                                                     MONEY MARKET FUND    MONEY MARKET FUND
                                                                     -----------------   -------------------
INVESTMENT INCOME                                                         $698,947             $242,701
                                                                          --------             --------
EXPENSES:
  Investment advisory fees                                                  44,977               24,130
  Administrative services fees                                              20,590               12,211
  Distribution fees                                                         28,111               15,080
  Transfer agent fees                                                       12,519                1,461
  Blue Sky fees                                                             10,841                    0
  Directors fees                                                             7,692                8,323
  Audit fees                                                                 6,287                6,040
  Custodian fees                                                             6,069                6,000
  Legal fees                                                                 5,871                7,986
  Printing fees                                                              5,804                2,500
  Registration fees                                                              0                1,357
  Miscellaneous expense                                                        211                    0
                                                                          --------             --------
                                                                           148,972               85,088
  Less: fees waived, expenses reimbursed and transfer
    agent fee offsets                                                      (63,515              (39,242)
                                                                          --------             --------
  Total expenses                                                            85,457               45,846
                                                                          --------             --------
    Net investment income                                                  613,490              196,855
                                                                          --------             --------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from security transactions                              (443)                   0
                                                                          --------             --------
      Net increase in net assets resulting from operations                $613,047             $196,855
                                                                          ========             ========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       WORLDPERKS                        WORLDPERKS TAX FREE
                                                    MONEY MARKET FUND                     MONEY MARKET FUND
                                            -------------------------------       -------------------------------
                                               FOR THE                               FOR THE
                                             SIX MONTHS          FOR THE           SIX MONTHS          FOR THE
                                                ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                            JUNE 30, 2000      DECEMBER 31,       JUNE 30, 2000      DECEMBER 31,
                                             (UNAUDITED)           1999            (UNAUDITED)           1999
                                            ------------       ------------       ------------       ------------
FROM OPERATIONS:
    Net investment income                   $    613,490       $    706,912       $    196,855       $    229,427
    Net realized loss from
      security transactions                         (443)              (472)                 0                  0
                                            ------------       ------------       ------------       ------------
       Net increase in net assets
         resulting from operations               613,047            706,440            196,855            229,427
                                            ------------       ------------       ------------       ------------
NET DECREASE FROM DIVIDENDS:
    Dividends from net
      investment income                         (613,490)          (707,025)          (196,855)          (229,427)
                                            ------------       ------------       ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
(AT $1 PER SHARE):
    Proceeds from sale of shares              16,206,901         26,478,163          7,126,469         12,444,093
    Reinvested dividends                         589,375            680,975            192,892            279,852
    Net asset value of shares
      redeemed                               (13,612,306)       (19,820,586)        (5,791,186)       (12,385,264)
                                            ------------       ------------       ------------       ------------
       Net increase in net assets from
         capital share transactions            3,183,970          7,338,552          1,528,175            338,681
                                            ------------       ------------       ------------       ------------
       Net increase in net assets              3,183,527          7,337,967          1,528,175            338,681
NET ASSETS:
    Beginning of period                       20,263,473         12,925,506         10,927,241         10,588,560
                                            ------------       ------------       ------------       ------------
    End of period                           $ 23,447,000       $ 20,263,473       $ 12,455,416       $ 10,927,241
                                            ============       ============       ============       ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED
                                                            JUNE 30, 2000
                                                             (UNAUDITED)          1999             19981
                                                            -------------        -------          -------
PER-SHARE DATA
Net asset value, beginning of period                           $  1.00           $  1.00          $  1.00
                                                               -------           -------          -------
INVESTMENT ACTIVITIES:
    Net investment income                                        .0274             .0445            .0115
                                                               -------           -------          -------
LESS DIVIDENDS:
    Dividends from net investment income                        (.0274)           (.0445           (.0115)
                                                               -------           -------          -------
NET ASSETS VALUE, END OF PERIOD                                $  1.00           $  1.00          $  1.00
                                                               =======           =======          =======
Total return                                                      2.77%2            4.55%            1.15%2
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                       $23,447           $20,263          $12,926
    Ratios of  expenses to average net assets                      .78%3,4           .77%3            .58%3,4
    Ratio of net income to average net assets                     5.46%4            4.52%            5.13%4
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                .56%4             .93%            1.24%4

---------------------------------------------------------------------------------------------------------

1 For the period October 31, 1998 (Commencement of Operations) through December 31, 1998.
2  Non-annualized.
3 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% on an annualized basis for the six months ended June 30, 2000, and by .01% and .00% for the year and period ended December 31, 1999 and 1998, respectively. The Common Class shares operating expense ratios after reflecting these arrangements were .76% on an annualized basis for the six months ended June 30, 2000, and .76% and .58% for the year and period ended December 31, 1999 and 1998, respectively.
4  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                      FOR THE
                                                    SIX MONTHS
                                                       ENDED
                                                  JUNE 30, 2000
                                                   (UNAUDITED)           1999             1998 1
                                                  -------------        -------           -------
PER-SHARE DATA
Net asset value, beginning of period                  $  1.00          $  1.00           $  1.00
                                                      -------          -------           -------
INVESTMENT ACTIVITIES:
    Net investment income                               .0161            .0245             .0066
                                                      -------          -------           -------
LESS DIVIDENDS:
    Dividends from net investment income               (.0161)          (.0245)           (.0066)
                                                      -------          -------           -------
NET ASSETS VALUE, END OF PERIOD                       $  1.00          $  1.00           $  1.00
                                                      =======          =======           =======
Total return                                             1.62%2           2.47%              .66%2
RATIOS/SUPPLEMENTAL DATA:
Net assets,  end of period (000s  omitted)            $12,455          $10,927           $10,589
    Ratios of expenses to average net  assets             .78%3,4          .77%3             .58%3,4
    Ratio of net income to average net assets            3.26%4           2.45%             2.91%4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                .63%4           1.00%             1.31%4

--------------------------------------------------------------------------------

1 For the period October 1, 1998  (Commencement of Operations)  through December
  31, 1998.
2 Non-annualized.
3 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% on an annualized basis for the six months ended June 30, 2000, and .01% and .00% for the year and period ended December 31, 1999 and 1998, respectively. The Common Class shares operating expense ratios after reflecting these arrangements were .76% on an annualized basis for the six months ended June 30, 2000, and .76% and .58% for the year and period ended December 31, 1999 and 1998, respectively.
4 Annualized.


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   Warburg Pincus WorldPerks Money Market Fund (the "WorldPerks Money Market Fund") and Warburg Pincus WorldPerks Tax Free Money Market Fund (the "WorldPerks Tax Free Money Market Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with preservation of capital and liquidity; and the WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

   The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although the WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended June 30, 2000, each Fund received credits or reimbursements under this arrangement as follows:

                                               FOR SIX
                                             MONTHS ENDED
           FUND                             JUNE 30, 2000
           ----                             -------------
           WorldPerks Money Market             $2,779
           WorldPerks Tax Free Money Market    $1,461


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreement, Credit Suisse Asset Management ("CSAM"), an indirect, wholly owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the Funds described herein.

   For its investment advisory services, CSAM receives a fee calculated at an annual rate of .40% of each Fund's average daily net assets. For the six months ended June 30, 2000, investment advisory fees, voluntary waivers and expense reimbursements were as follows:


                                             GROSS                             NET         EXPENSE
               FUND                       ADVISORY FEE       WAIVER       ADVISORY FEE  REIMBURSEMENT
               ----                       ------------     ---------     -------------- -------------
    WorldPerks Money Market                 $44,977        $(30,409)        $14,568        $9,737
    WorldPerks Tax Free Money Market         24,130         (18,999)          5,131         6,718

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR -- (CONT'D)

   BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Financial Services Group ("PNC"), serves as each Fund's sub-investment adviser. From its investment advisory fee, CSAM pays BIMC a fee. No compensation is paid by the Funds to BIMC for its sub-investment advisory service.

   Credit Suisse Asset Managment Securities, Inc. ("CSAMSI") serves as each Fund's co-administrator. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC, also serves as each Fund's co-administrator. For administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended June 30, 2000, administrative services fees were as follows:

                                                                                  NET
           FUND                     CO-ADMINISTRATION FEE      WAIVER     CO-ADMINISTRATION FEE
           ----                     ---------------------      ------     ---------------------
     WorldPerks Money Market                $9,346            $(9,346)            $0
     WorldPerks Tax Free Money Market        6,032             (6,032)             0

   For administrative services, PFPC currently receives a fee, exclusive of out-of pocket expenses, calculated as follows:


        AVERAGE DAILY
         NET ASSETS                     ANNUAL RATE
        -------------                   -----------
     First $500 million                    0.10%
     Next $1 Billion                       0.075%
     Over $1.5 Billion                     0.05%
     ==================                    =======

   For the six months ended June 30, 2000, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:


                                                                           NET
     FUND                         CO-ADMINISTRATION FEE   WAIVER   CO-ADMINISTRATION FEE
     ----                         ---------------------   ------   ---------------------
     WorldPerks Money Market              $11,244        $(11,244)        $  0
     WorldPerks Tax Free Money Market       6,179          (6,032)         147

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR -- (CONT'D)

   Provident Distributors, Inc. (PDI) served as each Fund's distributor without compensation. Effective August 1, 2000, Credit Suisse Asset Management Securities, Inc. (CSAMSI) will become each Fund's distributor. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of each Fund's Common Class shares.

   For  the  six  months  ended  June  30,  2000,   shareholder   servicing  and
distribution fees were as follows:

           FUND                                   DISTRIBUTION FEE
           ----                                   ----------------
           WorldPerks Money Market                     $28,111
           WorldPerks Tax Free Money Market             15,080


3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of each Fund were as follows:


                                                    WORLDPERKS                            WORLDPERKS
                                                MONEY MARKET FUND                 TAX FREE MONEY MARKET FUND
                                        ----------------------------------   ----------------------------------
                                           FOR THE                             FOR THE
                                         SIX MONTHS                           SIX MONTHS
                                            ENDED             FOR THE            ENDED            FOR THE
                                        JUNE 30, 2000        YEAR ENDED      JUNE 30, 2000       YEAR ENDED
                                         (UNAUDITED)     DECEMBER 31, 1999    (UNAUDITED)     DECEMBER 31, 1999
                                        -------------    -----------------   -------------    -----------------
Shares sold                             $ 16,206,901       $ 26,478,163       $ 7,126,469       $ 12,444,093
Shares issued to shareholders
  on reinvestments of dividends              589,375            680,975           192,892            279,852
Shares redeemed                          (13,612,306)       (19,820,586)       (5,791,186)       (12,385,264)
                                        ------------       ------------       -----------       ------------
Net increase in shares outstanding         3,183,970          7,338,552         1,528,175            338,681
                                        ------------       ------------       -----------       ------------



4. CAPITAL LOSS CARRYOVER

   At June 30, 2000, capital loss carryovers available to offset possible future capital gains of the WorldPerks Money Market Fund were as follows:

               CAPITAL LOSS CARRYOVER               TOTAL CAPITAL
                  EXPIRING IN 2007                 LOSS CARRYOVER
               ----------------------              --------------
                        $472                            $472

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

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

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

                               [GRAPHICS OMITTED]

                              WARBURG PINCUS FUNDS


                     PART OF CREDIT SUISSE ASSET MANAGEMENT

      WARBURG PINCUS WORLDPERKS FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030
               800-WARBURG (800-927-2874) (BULLET) www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       FFNWF-3-0600